Segment Information (Schedule Of Information For Revenues From External Customers By Destination And Long-Lived Assets Based On Physical Location) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Revenues	¥ 1,167,628	¥ 1,008,019	¥ 933,685
Long-lived assets based on physical location	255,526	225,067	217,358
JAPAN
Segment Reporting Information [Line Items]
Revenues	540,982	498,684	477,913
Long-lived assets based on physical location	178,680	176,987	177,460
North America
Segment Reporting Information [Line Items]
Revenues	263,246	219,929	189,330
Long-lived assets based on physical location	22,892	15,158	16,146
Europe
Segment Reporting Information [Line Items]
Revenues	118,744	88,715	75,762
Long-lived assets based on physical location	14,057	9,580	1,733
Asia Outside Japan
Segment Reporting Information [Line Items]
Revenues	204,172	169,632	160,533
Long-lived assets based on physical location	36,005	20,087	18,794
Other Areas
Segment Reporting Information [Line Items]
Revenues	40,484	31,059	30,147
Long-lived assets based on physical location	¥ 3,892	¥ 3,255	¥ 3,225